INVESTMENTS	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS
NOTE 5 – INVESTMENTS

Artemis Therapeutics, Inc.

As of December 31, 2021, the Company owns 125,916 shares or 2.4% of the outstanding common stock of Artemis Therapeutics, Inc. (“ATMS”). As of December 31, 2021, ATMS has no operating business.

The Company suspended its use of the equity method to accounting for this investment in 2007 after its investment balance was reduced to zero.

As of December 31, 2021 and 2020, the Company’s share of the underlying net assets of ATMS is equal to the Company’s carrying value of its investment in ATMS ($0 and $0 at December 31, 2021 and 2020). The market value of the Company's investment in ATMS as of December 31, 2021 and 2020 is $120 and $79, respectively.

The Company evaluated the stock price of ATMS but as ATMS share price is low, the number of shares that are being traded is low, and as ATMS still does not have any revenue, the Company determined that the value of the investment is impaired and accordingly, valued the investment at zero.

Freezone I-SEC Korea Inc.

In April 2018, the Company signed a Joint Venture Agreement with a South Korean Company in order to establish a Joint Venture Company (“JVC”) and to provide aviation security and non-security services in South Korea. Each one of the parties holds 50% (fifty percent) of the JVC’s equity. The Company uses the equity method for this investment. As of December 31, 2021, the Company’s investment is 322,224 KRW ($271). For the years ended December 31, 2021, 2020 and 2019, the Company recognized a profit (loss) in its consolidated statements of operations of (10,491) KRW, (17,742) KRW and 105,092 KRW, respectively $(8), $(15) and $91 as of December 31, 2021, 2020 and 2019, respectively) from its investment in the JVC.

Mesh Technologies, Inc.

In January 2019, the Company invested an amount of $50 in Mesh Technologies, Inc. (“Mesh”), a company incorporated in the USA. As of December 31, 2021, the investment represented less than 1% of the issued and outstanding share capital of Mesh. Mesh is a technology company providing cross border payments technology by innovating on the existing payment rails of established card networks available in the market. As Mesh is a private, closely held company, there is no active market for this investment. Therefore, the Company measures the investment at cost minus impairment. In December 2021, the Company sold approximately 25% of its investment for a total amount of $200 and recognized a gain of $186.

Arrow Ecology & Engineering Overseas (1999)

In December 2019, the Company invested an amount of $1,750 in Arrow Ecology & Engineering Overseas (1999) Ltd (“Arrow”), a limited company incorporated in Israel. Arrow develops and operates a sustainable green process to recycle mixed and sorted municipal solid waste. The Company purchased few types of shares representing 23.3% of Arrow’s equity for an amount of $22 and shareholders loans were purchased for a price of $1,728 ($4,146 stated value less $2,418 allowance for credit losses, which have not changed since the acquisition). The Company uses the equity method for this investment. During the years ended December 31, 2021 and 2020, the Company recognized its share in Arrow loss in the amount of $975 and $775, respectively, from this investment.

The Company has an agreement with an entity related to its main shareholder, according to which, if the value of the investment decrease, the related party entity has guaranteed to repurchase this full investment at a minimum amount of $1,750. The guarantee is effective immediately as of the date of purchase and terminates after three years. Some Directors and managers of Arrow are related parties of the Company.

GreenFox Logistics LLC.

In March 2020, the Company invested an amount of $100 in GreenFox Logistics, LLC. (“GreenFox”), a company incorporated in the USA. The investment was done as SAFE investment (Simple Agreement for Future Equity). GreenFox is an on-demand delivery/moving/transportation company. As GreenFox is a private, closely held company, there is no active market for this investment. Therefore, the Company measures the investment at cost minus impairment.

SardineAI Corp.

In August 2020, the Company invested an amount of $50 in SardineAI Corp (“SardineAI”), a company incorporated in the USA. In return the Company received preferred shares representing less than 1% of SardineAI equity. SardineAI is a Fraud Prevention-as-a-Service (FaaS) platform for Digital businesses to detect frauds and financial crimes. As SardineAI is a private, closely held company, there is no active market for this investment. Therefore, the Company measures the investment at cost minus impairment.

Silver Circle One

In December 2021, the Company invested an amount of $18 in Silver Circle One, a capital fund which aims to invest in private emerging companies with focus on consumer, commerce and technology companies.

The company committed to invest up to $100 on the pool. As Silver Circle One is a private, closely held fund, there is no active market for this investment. Therefore the company measures the investment at cost minus impairment.

Justt Fintech Ltd (previously Acrocharge Ltd)

In December 2021, the Company invested an amount of $50 in Justt Fintech Ltd ("Justt"), a company incorporated in Israel. As of December 31, 2021, the investment represented less than 1% of the issued and outstanding share capital of Justt Fintech Ltd. Justt is a technology company which fully automated chargeback disputes on behalf of online merchants. As Justt is a private, closely held company, there is not active market for this investment. Therefore, the Company measures the investment at cost minus impairment.